Commitments and contingencies	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies

Note 10: —Commitments and contingencies

a.	Lease commitments:

The Company leases office spaces under non-cancelable operating lease agreements that expire through July 2023. The operating lease for the Company’s office space in Israel expires on December 2021 and contains a five-year renewal option, which the Company expects to utilize. The Company recognizes rent expenses on a straight-line basis over the lease term. The Company’s net rent expenses were $2,373, $1,732 and $1,273 for the years ended December 31, 2019, 2018 and 2017, respectively. In 2016, the Company entered into a non-cancelable agreement to sublease a portion of its Israel office space and recognized a sublease income of $931, $1,367 and $1,481 for the years ended December 31, 2019, 2018 and 2017, respectively, under operating expenses.

The future minimum lease payments under non-cancelable lease agreements as of December 31, 2019 were as follows:

2020	$3,230
2021	3,160
2022	3,149
2023	2,702
2024 and after	6,762
$19,003

b.   Legal contingencies:

The Company is currently not involved in any material claims or legal proceedings. The Company reviews the status of each legal matter it is involved in, from time to time, in the ordinary course of business and assesses its potential financial exposure.